License Agreements	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
License Agreements
License Agreements

Note 3. License Agreements

CD47 License

In October 2022, the Company was assigned a license and development agreement, as amended, with InnoBation Bio Co., Ltd. (the “CD47 License”), whereby, effective March 31, 2023, the Company received an exclusive license to develop and commercialize products for the CD47 immune checkpoint inhibitor to treat solid cancers, and companion diagnostics used to monitor treatment with CD47 products (collectively, “CD47 Products”), from Curis Biotech Holdings LLC, the parent company of Valetudo, a related party of the Company, in exchange for 78,555,554 of Liminatus’ Class A member units. The license was recorded at Valetudo’s cost basis of zero, and the Company recorded an approximately $800,000 Class A membership interest with an offset to additional paid-in capital on the balance sheets. The Company is obligated to pay all development costs for CD47 Products.

On February 20, 2026, the Company issued a payment of $1,000,000 to Innobation for the total estimated costs associated with the preparation activities for Phase 1 clinical trials of IBA101, the Company’s product candidate. As of March 31, 2026, the Company estimated approximately 40% of the activities were completed.

As of March 31, 2026 and December 31, 2025, prepaid research and development costs of $600,000 and $0, respectively, are recorded in prepaid and other current assets in the unaudited condensed consolidated balance sheets. For the three months ended March 31, 2026 and 2025, research and development expense related to the CD47 License was $400,000 and $0, respectively.

Note 3. License Agreements

CAR-T Products License

In June 2018, the Company entered into a license and development agreement with TDT (the “CAR-T License”), whereby the Company received an exclusive license to develop and commercialize chimeric antigen receptor (“CAR-T”) products and a non-exclusive license to develop and commercialize companion diagnostics used to monitor treatment with a CAR-T product (the “CAR-T Diagnostics”). Under the CAR-T License, the Company made an upfront payment recorded as research and development expenses in the year ended December 31, 2018 and funded all of the development costs for the CAR-T products and the CAR-T Diagnostics which began with an upfront payment made during the year ended December 31, 2018 of approximately $5,000,000, recorded as advances for research and development in the balance sheets. The Company amortizes the advances to research and development expenses in the consolidated statements of operations as costs are incurred by TDT, based on annual budgets approved jointly by Liminatus and TDT. As of December 31, 2025 and 2024, all of the amounts funded have been utilized. The Company was also obligated to pay an approximately $500,000 annual maintenance fee for the license which is included in research and development expenses in the consolidated statements of operations. Unpaid annual maintenance fees become short-term debt that bears interest of 1.5% per month on a compounded basis.

Prior to the completion of the Phase I and Phase II clinical trials for the CAR-T product, the Company was obligated to advance the funding for the Phase II and Phase III clinical trials, respectively, estimated at approximately $20,000,000 for each phase.

In addition to the funding for the CAR-T development, the Company was obligated to make four developmental and regulatory milestone payments for the first CAR-T product that was developed aggregating up to approximately $15,000,000. After the first four developmental and regulatory milestone payments were made, the Company was obligated to pay four developmental and regulatory milestones aggregating up to approximately $7,500,000 for each additional CAR-T product that was developed.

In further consideration of the license, the Company also agreed to pay a low double digit royalty rate (10% – 15%) based on annual net sales of CAR-T products or CAR-T Diagnostics on a country-by-country basis for the period from the first commercial sale of the CAR-T product or CAR-T Diagnostic until the CAR-T product or CAR-T Diagnostic’s patent expires in an individual country. Once the CAR-T product or CAR-T Diagnostic’s patent expires in an individual country, the Company agreed to pay a mid-single digit royalty rate (5% – 9%) based on annual net sales of CAR-T products and CAR-T Diagnostics on a country- by-country basis. Royalties were payable on a country-by-country basis for a period of ten years from the first commercial sale of the CAR-T product or CAR-T Diagnostic.

On August 11, 2024, the Company received notice from TDT, exercising its right to terminate the license and development agreement. Please refer to “Termination and Settlement of CAR-T Products and Vaccine Products Licenses from TDT” below for further details related the termination and settlement of the CAR-T Products and Vaccine Products Licenses from TDT.

Vaccine Products License

On April 10, 2020, the Company was assigned a license and development agreement with TDT (the “Vaccine License”), whereby the Company received an exclusive license to develop and commercialize vaccine products (the “Vaccine Products”) and a non-exclusive license to develop and commercialize companion diagnostics used to monitor treatment with a Vaccine Product (the “Vaccine Diagnostics”). Under the Vaccine License, the Company was responsible for all of the development costs for the Vaccine Products after the upfront payment of approximately $4,000,000, which was paid by Viral Gene, Inc (“Viral Gene”), of which Chris Kim is also the CEO, to TDT. The Company was also obligated to pay an approximately $400,000 annual maintenance fee for the license which is included in research and development expenses in the Company’s consolidated statements of operations for the year ended December 31, 2024. There was no maintenance fee for the year ended December 31, 2025. Unpaid annual maintenance fees will become short-term debt that bears interest of 1.5% per month on a compounded basis.

The Company amortizes the amounts due to research and development partner in the Company’s consolidated balance sheets to research and development expenses in the consolidated statements of operations as costs are incurred by TDT, based on annual budgets approved jointly by Liminatus and TDT.

In addition to the funding for the Vaccine Products development, the Company was obligated to make four developmental and regulatory milestone payments for the first Vaccine Product that was developed aggregating up to approximately $12,000,000. After the first four developmental and regulatory milestone payments are made, the Company was obligated to pay four developmental and regulatory milestones aggregating up to approximately $6,000,000 for each additional Vaccine Product that is developed. As of December 31, 2025 and 2024, all the amounts funded have been utilized.

In further consideration of the license, the Company also agreed pay a low double digit royalty rate (10% – 15%) based on annual net sales of Vaccine Products or Vaccine Diagnostics on a country-by-country basis for the period from the first commercial sale of the Vaccine Product or Vaccine Diagnostic until the Vaccine Product or Vaccine Diagnostic’s patent expires in an individual country. Once the Vaccine Product or Vaccine Diagnostic’s patent expires in an individual country, the Company agreed to pay a mid-single digit royalty rate (5% – 9%) based on annual net sales of Vaccine Products and Vaccine Diagnostics on a country- by-country basis. Royalties were payable on a country-by-country basis for a period of ten years from the first commercial sale of the Vaccine Product or Vaccine Diagnostic.

On August 11, 2024, the Company received notice from TDT, exercising its right to terminate the license and development agreement. Please refer to “Termination of CAR-T Products and Vaccine Products Licenses from TDT” below for further details.

Termination and Settlement of CAR-T Products and Vaccine Products Licenses from TDT

On August 11, 2024, the Company received notice from TDT, exercising its right to terminate the license and development agreement, dated June 10, 2018, between TDT and Liminatus. As of August 2024, the CAR-T License and Vaccine License have been terminated.

On June 16, 2025, the Company and TDT entered and executed a settlement agreement. Pursuant to the terms of the settlement agreement, the Company was released and discharged from all agreements, promises, suites, disputes, claims and demands, debts and amounts due to TDT. As of December 31, 2025, the Company reversed the amounts due to TDT and recognized a gain of $2,142,297, which is included in Forgiveness of unrelated vendor payables on the Company’s consolidated statement of operations in accordance with ASC 450-30, Contingencies - Gain Contingencies.

As of December 31, 2025 and, 2024, the Company owed $0 and $2,142,297, respectively, to TDT for research and development for the aggregate CAR-T Products and Vaccine Licenses, which is included in the due to research and development partner and accrued maintenance fees on the consolidated balance sheets.

CD47 License

In October 2022, the Company was assigned a license and development agreement, as amended, with InnoBation Bio Co., Ltd. (the “CD47 License”), whereby, effective March 31, 2023, the Company received an exclusive license to develop and commercialize products for the CD47 immune checkpoint inhibitor to treat solid cancers, and companion diagnostics used to monitor treatment with CD47 products (collectively, “CD47 Products”), from Curis Biotech Holdings LLC, the parent company of Valetudo, a related party of the Company, in exchange for 78,555,554 of Liminatus’ Class A member units. The license was recorded at Valetudo’s cost basis of zero, and the Company recorded an approximately $800,000 Class A membership interest with an offset to additional paid-in capital on the balance sheets. The Company is obligated to pay all development costs for CD47 Products.

The Company has not paid and does not owe any license fees, management fees, developmental or regulatory milestone payments or royalty payments under the CD47 License through December 2025.